                                       FORUM FUNDS

                                   SEMI-ANNUAL REPORT

                                    FEBRUARY 28, 1997







                                      DAILY ASSETS

                                        CASH FUND











[LOGO]

              TABLE OF CONTENTS
                                      Page

A Message to Our Shareholders....           1

FINANCIAL STATEMENTS OF THE FORUM
  DAILY ASSETS CASH FUND

Statement of Assets and
  Liabilities....................           2

Statement of Operations..........           3

Statement of Changes in Net
  Assets.........................           4

Notes to Financial Statements....           5

Financial Highlights.............           7

FINANCIAL STATEMENTS OF CORE
  TRUST (DELAWARE)

Schedule of Investments:

  Cash Portfolio.................           9

Statement of Assets and
  Liabilities....................          10

Statement of Operations..........          11

Statement of Changes in Net
  Assets.........................          12

Notes to Financial Statements....          13

Financial Highlights.............          15

FORUM FUNDS

DAILY ASSETS CASH FUND               SHAREHOLDER INQUIRIES
                                     Forum Financial Corp.
                                     P.O. Box 446
                                     Portland, Maine 04112
                                     207-879-0001

                                                                          [LOGO]
April 11, 1997                                                SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
Dear Shareholders:

    I am pleased to present this report on the operations of the Forum Fund's Daily Assets Cash money market fund for the period ended February 28, 1997. We introduced the Fund last fall as a cash management vehicle for those investors who might benefit from higher yields than our Daily Assets Treasury Fund.

    The economy remained strong through 1996 and as 1997 began. Although the markets greeted the year on a positive note, it was not long before economic strength became a concern. Though inflationary signs were not evident in Consumer price Index figures, expectations were beginning to change. Market participants became very concerned about interest rates following remarks by Federal Reserve Bank Chairman Alan Greenspan. In his view, the economy was too strong, the stock market was too high, and in all likelihood he was going to do something about it. As expected, when the Fed met in early April, interest rates were ratcheted up 0.25%.

    During this period, the Fund maintained a relatively short average maturity in order to protect shareholders. Nevertheless, the Fund achieved favorable yields. The Fund's total return since its inception on October 1, 1996 until February 28, 1997, was 2.06%, or 5.11% on an annualized basis. As of February 28, 1997, the Fund had seven-day and thirty-day simple yields of 4.95% and 4.94% respectively.

    We believe that, in the first five months of its existence, the Daily Assets Cash Fund has fulfilled your expectations for a vehicle for the management of your cash reserves that provides high current income consistent with the preservation of principal. The management of Forum Funds and I thank you for your confidence, and remain committed to serving your financial needs and objectives.

                                          Sincerely,

                                                 [SIGNATURE]

                                          John Y. Keffer
                                          Chairman

THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------
DAILY ASSETS CASH FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
    Investments in Cash Portfolio
     of Core Trust (Delaware)(Note
     2) (cost $7,601,196)..........  $7,601,196
                                     -----------
LIABILITIES:
    Dividends payable..............      27,323
    Accrued fees and other
     expenses......................       2,061
                                     -----------
Total liabilities..................      29,384
                                     -----------
NET ASSETS.........................  $7,571,812
                                     -----------
                                     -----------
COMPONENTS OF NET ASSETS:
    Paid in capital................   7,571,806
    Accumulated net realized gain
     (loss)........................           6
                                     -----------
NET ASSETS.........................  $7,571,812
                                     -----------
                                     -----------
SHARES OF BENEFICIAL INTEREST......   7,571,806
                                     -----------
                                     -----------
NET ASSET VALUE PER SHARE
  (OFFERING AND REDEMPTION PRICE
  PER SHARE).......................  $     1.00
                                     -----------
                                     -----------

See Notes to Financial Statements.     2                             FORUM FUNDS

--------------------------------------------------------------------------------
DAILY ASSETS CASH FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 1, 1996 THROUGH FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM
  CASH PORTFOLIO OF CORE TRUST
  (DELAWARE):
    Interest Income................  $ 125,432
    Net Expenses...................     (3,441)
                                     ----------
    Net investment income allocated
     from Cash Portfolio of Core
     Trust (Delaware) (Note 2).....    121,991
                                     ----------
EXPENSES:
    Management (Note 3)............      2,296
    Transfer agent (Note 3)........     10,764
    Accounting (Note 3)............      5,000
    Legal (Note 3).................        602
    Registration...................      1,406
    Audit..........................      3,000
    Miscellaneous..................      1,209
                                     ----------
Total expenses.....................     24,277
                                     ----------
Expenses reimbursed and fees waived
  (Note 4).........................    (15,095)
                                     ----------
Net expenses.......................      9,182
                                     ----------
NET INVESTMENT INCOME..............    112,809
                                     ----------
NET REALIZED GAIN ON INVESTMENTS
  SOLD.............................          6
                                     ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS........  $ 112,815
                                     ----------
                                     ----------

See Notes to Financial Statements.     3                             FORUM FUNDS

--------------------------------------------------------------------------------
DAILY ASSETS CASH FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

NET ASSETS (a)........... $    --
                          -------------
OPERATIONS:
  Net investment
    income...............      112,809
  Net realized gain
    (loss) on investments
    sold.................            6
                          -------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........      112,815
                          -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment
    income...............     (112,809)
                          -------------
CAPITAL SHARE
  TRANSACTIONS (at $1.00
  per share):
  Sale of shares.........   15,141,761
  Reinvestment of
    distributions........          291
  Redemption of shares...   (7,570,246)
                          -------------
    Net increase
     (decrease) in
     capital
     transactions........    7,571,806
                          -------------
    Net increase
     (decrease)..........    7,571,812
                          -------------
NET ASSETS -- FEBRUARY
  28, 1997............... $  7,571,812
                          -------------
                          -------------

(a) See Notes to Financial Statements for commencement of operations.

See Notes to Financial Statements.     4                             FORUM FUNDS

--------------------------------------------------------------------------------
DAILY ASSETS CASH FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION
Forum Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has eleven active investment portfolios. The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest without par value. Included in this report is Daily Assets Cash Fund (the "Fund"), a diversified portfolio that commenced operations on October 1, 1996.

MASTER FEEDER ARRANGEMENT-The Fund currently seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio of Core Trust (Delaware)("Core Trust"). Core Trust is an open-end, management investment company and the portfolio in which the Fund invests is the Cash Portfolio, a diversified portfolio that has the same investment objective and policies as the Fund. The value of the Fund's investment in the Cash Portfolio reflects the Fund's proportionate interest in the net assets of the Cash Portfolio. The Fund accounts for its investment in Cash Portfolio as a partnership investment and records its share of the Portfolio's income, expense and realized gain and loss daily. This is commonly referred to as a master-feeder arrangement.

The performance of the Fund is directly affected by the performance of the Cash Portfolio. The financial statements of the Cash Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Cash Portfolio owned by the Daily Assets Cash Fund at February 28, 1997, was approximately 4.0%.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates but are expected to be immaterial.

The following represent significant accounting policies of the Fund:

SECURITY VALUATION-The Trust records its investment in the Portfolio at value. Valuation of securities held by the Portfolio is discussed in Note 2 of the Portfolio Notes to Financial Statements, which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES-The Trust records daily its pro rata share of the Portfolios' income, expenses and realized gain and loss. In addition, the Fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

FEDERAL TAXES-The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, the Fund will not be subject to a federal excise tax. Therefore, no Federal income or excise tax provision is required.

                                       5                             FORUM FUNDS

--------------------------------------------------------------------------------
DAILY ASSETS CASH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

REALIZED GAIN AND LOSS-Security transactions are recorded on trade date. Realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER-The investment adviser of the Portfolio is Linden Asset Management, Inc. (the "Adviser"). Pursuant to investment advisory agreements with respect to the Portfolio among Core Trust, the Adviser and Forum Advisors, Inc. ("Forum Advisors"), the Adviser may delegate responsibility for portfolio management to Forum Advisors. The Fund may withdraw its investment from the Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. In the event the Fund were to make such a withdrawal, the Trust has retained the Adviser and Forum Advisors to act as investment advisers to the Fund. Neither the Adviser nor Forum Advisors receive any advisory fees with respect to the Fund as long as the Fund remains completely invested in the Portfolio.

MANAGEMENT AND OTHER SERVICES-Forum Financial Corp. ("FFC"), an affiliate of Forum Advisors, serves as the Funds transfer agent and dividend disbursing agent, and for those services receives an annual rate of 0.25% of the average daily net assets of the Fund and an annual fee of $12,000 plus account and series charges, plus certain amounts based upon the number and types of portfolio transactions within the Fund.

The manager of the Trust is Forum Financial Services, Inc. ("the Manager"), an affiliate of Forum Advisors, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Manager receives a management fee for its services to the Fund at an annual rate of 0.10% of the average daily net assets of the Fund. In addition, certain legal expenses were charged to the Trust by the Manager. The Manager also acts as the distributor of the Fund's shares.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES
The Manager and FFC have voluntarily waived a portion of their fees and assumed certain expenses of the Fund so that total expenses of the Fund would not exceed a certain limitation including its allocation of expenses from the Portfolio. For the period ended February 28, 1997, the Manager and FFC waived fees were $2,296 and $5,188, respectively, and the Manager reimbursed expenses were $7,445.

                                       6                             FORUM FUNDS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

DAILY ASSETS
CASH FUND
SELECTED PER
SHARE DATA AND
RATIOS
FOR A SHARE
OUTSTANDING
THROUGHOUT EACH  PERIOD ENDED
PERIOD            2/28/97(D)
                 -------------
Net Asset Value,
  Beginning of
  Period (a)....      $1.00
                 -------------
Investment
  Operations
  Net Investment
   Income
   (Loss).......      0.02
  Net Realized
   and
   Unrealized
   Gain (Loss)
   on
  Investments...      0.00
                 -------------
Total from
  Investment
  Operations....      0.02
                 -------------
Distributions
  from
  Net Investment
   Income.......    (0.02)
  Net Realized
   Gain on
  Investments...      0.00
                 -------------
Total
Distributions...    (0.02)
                 -------------
Net Asset Value,
  End of
  Period........    $ 1.00
                 -------------
                 -------------
Total Return
  (b)...........      5.11%(c)

Ratio/Supplementary
  Data:
Net Assets at
  End of Period
  (000's
  omitted)......    $7,572
Ratios to
  Average Net
  Assets:
    Expenses
     including
     reimbursement/waiver...      0.55%(c)
    Expenses
     excluding
     reimbursement/waiver...      1.21%(c)
    Net
     investment
     income
     (loss)
     including
     reimbursement/waiver...      4.91%(c)

(a)  Date of commencement of operations October 1, 1996.

(b)  Total return calculation does not include sales charges.

(c)  Annualized.

(d)  Unaudited.

See Notes to Financial Statements.     7                             FORUM FUNDS

                             CORE TRUST (DELAWARE)
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

        FACE                        SECURITY
       AMOUNT                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
U.S. GOVERNMENT SECURITIES (43.2%)
FEDERAL FARM CREDIT BANK (A) (4.3%)
$          8,000,000 5.415%, 5/16/97......................... $ 7,914,490
                                                              -----------
FEDERAL HOME LOAN BANK (A) (16.4%)
           5,000,000 5.441%, 3/31/97.........................   4,979,661
          10,000,000 5.483%, 7/31/97.........................   9,780,625
          11,065,000 5.413%, 8/13/97.........................  10,804,482
           5,000,000 5.378%, 8/14/97.........................   4,882,240
                                                              -----------
                                Total Federal Home Loan Bank   30,447,008
                                                              -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (A) (8.0%)
          10,000,000 5.364%, 3/5/97..........................   9,997,100
           5,000,000 5.45%, 6/30/97..........................   4,913,065
                                                              -----------
                 Total Federal National Mortgage Association   14,910,165
                                                              -----------
SMALL BUSINESS ADMINISTRATION (B)(10.2%)
             383,953 Pool# 500536, 7.25%, 5/25/13............     391,127
             716,594 Pool# 500730, 8.125%, 2/25/04...........     734,234
              48,764 Pool# 500737, 7.50%, 12/25/97...........      48,764
              96,166 Pool# 501256, 7.20%, 7/25/98............      96,166
           1,553,412 Pool# 501733, 6.25%, 2/25/17............   1,579,383
           1,622,937 Pool# 501989, 6.375%, 10/25/12..........   1,634,080
             442,137 Pool# 502914, 6.25%, 3/25/15............     442,722
           1,933,086 Pool# 503121, 6.125%, 8/25/15...........   1,933,086
           6,076,987 Pool# 503429, 6.00%, 6/25/16............   6,076,987
             935,412 Pool# 503461, 6.00%, 9/25/21............     936,011
           4,992,503 Pool# 503553, 5.875%, 11/25/21..........   4,980,096
                                                              -----------
                         Total Small Business Administration   18,852,656
                                                              -----------
STUDENT LOAN MARKETING ASSOCIATION (B)(4.3%)
           6,000,000 5.49%, 1/21/98..........................   6,000,000
           2,000,000 5.44%, 2/17/98..........................   2,000,000
                                                              -----------
                    Total Student Loan Marketing Association    8,000,000
                                                              -----------
                            Total U.S. Government Securities   80,124,319
                                                              -----------
BANKER'S ACCEPTANCES (A)(4.3%)
           8,000,000 Bank of America, 5.385%, 4/17/97........   7,947,100
                                                              -----------
COMMERCIAL PAPER (A)(14.1%)
           5,810,000 Banca CRT Financial Corp., 5.583%,
                      3/27/97...............................    5,788,929
           2,500,000 Duff & Phelps Utility and Corp. Bond
                      Trust, Inc., 5.628%, 6/12/97..........    2,461,986
          10,000,000 Ford Motor Credit Corp., 5.481%,
                      4/2/97................................    9,955,667

        FACE                        SECURITY
       AMOUNT                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
$          8,000,000 General Electric Capital Corp., 5.461%,
                      3/3/97................................  $ 8,000,000
                                                              -----------
                                      Total Commercial Paper   26,206,582
                                                              -----------
CORPORATE NOTES (5.4%)
           5,000,000 Bear, Stearns & Co., Inc., 5.468%
                      variable rate, 5/14/97................    5,000,000
           5,000,000 Bear, Stearns & Co., Inc., 5.438%
                      variable rate, 1/6/98.................    5,000,000
                                                              -----------
                                       Total Corporate Notes   10,000,000
                                                              -----------
REPURCHASE AGREEMENTS (32.1%)
           9,690,000 Bank of America, 5.35%, 3/3/97, to be
                      repurchased at $9,694,320;
                      Collateralized by $10,190,000 U.S.
                      Treasury Strip Notes, 0%, due
                      5/15/06...............................    9,690,000
          20,000,000 Nomura Securities, 5.43%, 3/3/97, to be
                      repurchased at $20,009,050;
                      Collateralized by $15,000,000 Federal
                      Home Loan Mortgage Corporation 1569 C,
                      0%, due 1/15/22; $18,665,000 Federal
                      National Mortgage Association 1993-132
                      A, 0%, due 10/25/22...................   20,000,000
          30,000,000 Smith Barney, 5.37%, 3/3/97, to be
                      repurchased at $30,013,425;
                      Collateralized by $50,800,000, Federal
                      National Mortgage Association 273 PO,
                      0%, due 7/1/26........................   30,000,000
                                                              -----------
                                 Total Repurchase Agreements   59,690,000
                                                              -----------
       SHARES
--------------------
SHORT-TERM HOLDINGS (0.9%)
           1,652,000 Dreyfus Cash Management Plus Fund.......   1,652,000
                                                              -----------
                                  Total Investments (100.0%)  $185,620,001
                                                              -----------
                                                              -----------

(A)  Annualized yields at time of purchase.

(B) Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on February 28, 1997.

See Notes to Financial Statements.     9                   CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
CASH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
    Investments: (Note 2)................................................................................
      Investments at cost................................................................................  $ 125,930,001
      Repurchase agreements at cost......................................................................     59,690,000
                                                                                                           -------------
        Total investments at value.......................................................................    185,620,001
    Cash.................................................................................................         25,504
    Interest and other receivables.......................................................................        380,158
    Organization costs, net of amortization (Note 2).....................................................          4,155
                                                                                                           -------------
Total Assets.............................................................................................    186,029,818
                                                                                                           -------------
LIABILITIES:
    Payable to Adviser (Note 3)..........................................................................          5,938
    Payable to other related parties (Note 3)............................................................         13,876
                                                                                                           -------------
Total Liabilities........................................................................................         19,814
                                                                                                           -------------
NET ASSETS...............................................................................................  $ 186,010,004
                                                                                                           -------------
                                                                                                           -------------
COMPONENTS OF NET ASSETS:
    Investors' capital...................................................................................  $ 186,012,104
    Accumulated net realized gain (loss).................................................................         (2,100)
                                                                                                           -------------
NET ASSETS...............................................................................................  $ 186,010,004
                                                                                                           -------------
                                                                                                           -------------

See Notes to Financial Statements.     10                  CORE TRUST (DELAWARE)

CASH PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest income.........................................................................................  $4,549,861
                                                                                                              ----------
EXPENSES:
    Investment advisory (Note 3)............................................................................      30,314
    Administration (Note 3).................................................................................      41,595
    Custody.................................................................................................      20,798
    Accounting (Note 3).....................................................................................      24,000
    Audit...................................................................................................       5,496
    Trustee and Officer Insurance...........................................................................       3,611
    Legal (Note 3)..........................................................................................       1,857
    Trustees................................................................................................       1,505
    Miscellaneous...........................................................................................       1,453
                                                                                                              ----------
Total expenses..............................................................................................     130,629
    Fees waived (Note 4)....................................................................................      (5,830)
                                                                                                              ----------
Net expenses................................................................................................     124,799
                                                                                                              ----------
NET INVESTMENT INCOME.......................................................................................   4,425,062
                                                                                                              ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD................................................................      (8,520)
                                                                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................................  $4,416,542
                                                                                                              ----------
                                                                                                              ----------

See Notes to Financial Statements.     11                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
CASH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED AUGUST 31, 1996
AND THE SIX MONTHS ENDED FEBRUARY 28, 1997
--------------------------------------------------------------------------------

NET ASSETS--September 1, 1995............................................................................  $          --
                                                                                                           -------------
OPERATIONS:
  Net investment income..................................................................................      6,173,705
  Net realized gain (loss) on investments sold...........................................................          6,420
                                                                                                           -------------
    Net increase (decrease) in net assets resulting from operations......................................      6,180,125
                                                                                                           -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions..........................................................................................    466,894,348
  Withdrawals............................................................................................   (346,791,550)
                                                                                                           -------------
    Net Transactions in Investors' Beneficial Interests..................................................    120,102,798
                                                                                                           -------------
    Net increase (decrease)..............................................................................    126,282,923
                                                                                                           -------------
NET ASSETS--August 31, 1996..............................................................................    126,282,923
                                                                                                           -------------
OPERATIONS:
  Net investment income..................................................................................      4,425,062
  Net realized gain (loss) on investments sold...........................................................         (8,520)
                                                                                                           -------------
    Net increase (decrease) in net assets resulting from operations......................................      4,416,542
                                                                                                           -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions..........................................................................................    295,447,184
  Withdrawals............................................................................................   (240,136,645)
                                                                                                           -------------
    Net Transactions in Investors' Beneficial Interests..................................................     55,310,539
                                                                                                           -------------
    Net increase (decrease)..............................................................................     59,727,081
                                                                                                           -------------
NET ASSETS--February 28, 1997 (Unaudited)................................................................  $ 186,010,004
                                                                                                           -------------
                                                                                                           -------------

See Notes to Financial Statements.     12                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
CASH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF ORGANIZATION
Core Trust (Delaware) ("Core Trust") was formed as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has eight separate investment portfolios. These financial statements relates to Cash Portfolio (the "Portfolio"), a diversified portfolio of Core Trust which commenced operations on September 1, 1995. Interest in Cash Portfolio are sold in private placement transactions without any sales charge to institutional clients, including open-end, management investment companies.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates, but any differences are expected to be immaterial.

PORTFOLIO VALUATION-Core Trust determines the net asset value per share as of 1:00 p.m., Pacific time, on each Portfolio business day utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS-The Portfolio may invest in repurchase agreements. The Portfolio, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price plus accrued interest. The investment adviser is responsible for determining the value of the underlying securities at all times. In the event of default, the Portfolio may have difficulties with the disposition of such securities.

ORGANIZATIONAL COSTS-The costs incurred by the Portfolio in connection with its organization have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of the Portfolio's operations. These costs were paid by Forum Financial Corp. and were reimbursed by the Portfolio.

FEDERAL TAXES-The Portfolio is not required to pay Federal income taxes on its net investment income and net capital gain, as it is treated as a partnership for Federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Security transactions are recorded on a trade date basis, interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost. The cost basis of investments for Federal income tax purposes at February 28, 1997 is the same as for financial accounting purposes.

                                       13                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
CASH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FEBRUARY 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER-The investment adviser of the Portfolio is Linden Asset Management, Inc. (the "Adviser"). Effective January 1, 1997, pursuant to investment advisory agreement, the Adviser receives from the Portfolio an advisory fee based upon the total average daily net assets ("Total Portfolio Assets") that is calculated on a cumulative basis as follows: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. The minimum total annual advisory fee is $50,000.

Prior to January 1, 1997, the Adviser received from the Portfolio an advisory fee based upon Total Portfolio Assets that was calculated on a cumulative basis as follows: 0.05% for the first $200 million of Total Portfolio Assets, 0.03% of the next $300 million of Total Portfolio Assets, and 0.02% of the remaining Total Portfolio Assets.

Pursuant to an investment advisory agreement among the Trust, the Adviser and Forum Advisors, Inc. ("Forum Advisors"), the Adviser may delegate responsibility for portfolio management to Forum Advisors. To the extent the Adviser has so delegated its responsibilities, the Adviser pays its advisory fee to Forum Advisors.

ADMINISTRATOR-The administrator of Core Trust is Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. For its administrative services and facilities, Forum receives from the Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of the Portfolio. In addition, certain legal expenses were charged to the Portfolio by Forum for the period ended February 28, 1997 in the amount of $1,227.

OTHER SERVICE PROVIDERS-The interestholder record keeper and fund accountant of the Portfolio is Forum Financial Corp. ("FFC"). FFC is paid an annual accounting fee of the lesser of an annual rate 0.05% of the average daily net assets of the Portfolio on an annualized basis or $48,000, plus certain additional charges for each interestholder in the Portfolio.

PLACEMENT AGENT-Forum acts as Core Trust's placement agent pursuant to a separate agreement with Core Trust and receives no compensation for these services.

NOTE 4. WAIVER OF FEES
Forum has voluntarily waived a portion of its fees, so that total expenses of the Portfolio would not exceed certain limitations. For the period ended February 28, 1997, Forum waived management fees in the amount of $5,830.

NOTE 5. SPECIAL MEETING OF INTERESTHOLDERS
The following matter was submitted to a vote of interestholders of the Portfolio at a special meeting held December 27, 1996: To approve an amendment to the Investment Advisory Agreement between Core Trust (Delaware) and Linden Asset Management, Inc. to increase the investment advisory fee with respect to the Portfolio. Interests in the Portfolio were voted as follows: 58.63% For; 41.37% Against; 0% Abstained.

                                       14                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Portfolio performance for the period ended February 28, 1997. All percentages are annualized.
--------------------------------------------------------------------------------

                                                                                      RATIOS TO AVERAGE NET ASSETS
                                                                                 ---------------------------------------
                                                                                                  NET
                                                                                              INVESTMENT       GROSS
                                                                                  EXPENSES      INCOME     EXPENSES (A)
                                                                                 -----------  -----------  -------------
Cash Portfolio.................................................................       0.15%        5.32%         0.16%

(a) During the period, various fees and expenses were waived. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers.

See notes to financial statements.     15                  CORE TRUST (DELAWARE)

DISTRIBUTOR
Forum Financial Services, Inc.

TRANSFER AGENT
Forum Financial Corp.


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FORUM FUNDS
P.O. Box 446
Portland, ME 04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY
TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE
RECEIVED A COPY OF A FORUM FUNDS PROSPECTUS.